Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 97.8%
Auto Components - 2.5%
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	$ 30,000	$ 31,013
8.50%, 05/15/2027 (A)	45,000	47,051
Dana, Inc.
4.50%, 02/15/2032	96,000	91,680
5.63%, 06/15/2028	140,000	145,600
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	40,000	40,492
5.00%, 07/15/2029 (A)	35,000	35,017
9.50%, 05/31/2025	18,000	19,170
Patrick Industries, Inc.
7.50%, 10/15/2027 (A)	99,000	103,950

		513,973

Banks - 3.1%
Barclays PLC
Fixed until 09/15/2023 (B), 7.75% (C)	200,000	212,500
Citigroup, Inc.
Fixed until 12/10/2025 (B), 4.00% (C)	18,000	17,775
Fixed until 09/12/2024 (B), 5.00% (C)	60,000	60,668
First-Citizens Bank & Trust Co.
4.75%, 02/16/2024	55,000	58,186
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (A)	200,000	191,796
JPMorgan Chase & Co.
Fixed until 02/01/2025 (B), 4.60% (C)	100,000	99,762

		640,687

Beverages - 1.2%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	266,000	255,865

Biotechnology - 1.0%
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (A)	200,000	199,000

Building Products - 2.7%
Builders FirstSource, Inc.
4.25%, 02/01/2032 (D)	12,000	11,748
5.00%, 03/01/2030 (A)	60,000	61,445
6.75%, 06/01/2027 (A)	63,000	65,599
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A) (D)	356,000	367,303
Standard Industries, Inc.
4.38%, 07/15/2030 (A)	12,000	11,488
5.00%, 02/15/2027 (A)	45,000	45,287

		562,870

Capital Markets - 1.5%
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	207,000	200,902
4.63%, 11/15/2027 (A)	50,000	50,375
MSCI, Inc.
3.63%, 09/01/2030 (A)	73,000	71,602

		322,879

Chemicals - 0.4%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	13,000	12,773
7.50%, 09/30/2029 (A)	15,000	14,546

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Hexion, Inc.
7.88%, 07/15/2027 (A) (D)	$ 50,000	$ 52,937

		80,256

Commercial Services & Supplies - 5.0%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A)	55,000	55,138
5.75%, 07/15/2027 (A) (D)	147,000	151,042
Covanta Holding Corp.
5.00%, 09/01/2030	189,000	187,110
FXI Holdings, Inc.
12.25%, 11/15/2026 (A)	30,000	32,857
Garda World Security Corp.
4.63%, 02/15/2027 (A)	100,000	97,560
6.00%, 06/01/2029 (A)	39,000	36,551
Harsco Corp.
5.75%, 07/31/2027 (A)	118,000	119,928
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029 (A)	107,000	99,778
5.63%, 10/01/2028 (A)	168,000	168,554
Stericycle, Inc.
5.38%, 07/15/2024 (A)	95,000	96,306

		1,044,824

Communications Equipment - 2.0%
Avaya, Inc.
6.13%, 09/15/2028 (A)	131,000	133,860
CommScope Technologies LLC
6.00%, 06/15/2025 (A)	83,000	80,644
CommScope, Inc.
4.75%, 09/01/2029 (A)	127,000	121,657
6.00%, 03/01/2026 (A)	90,000	91,147

		427,308

Construction & Engineering - 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	78,000	76,775
6.63%, 01/15/2028 (A)	80,000	84,113
Taylor Morrison Communities, Inc.
5.88%, 06/15/2027 (A)	50,000	53,625

		214,513

Construction Materials - 1.2%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	230,000	231,377
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (A) (E)	22,000	22,302

		253,679

Consumer Finance - 1.0%
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	201,044

Containers & Packaging - 3.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A)	200,000	189,500
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A)	135,000	136,687
5.38%, 01/15/2028 (A)	137,000	139,055
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	108,000	103,600

Transamerica Funds	Page 1

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging (continued)
Greif, Inc.
6.50%, 03/01/2027 (A)	$ 81,000	$ 83,843
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	50,000	49,938
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Group Issuer, Inc.
4.00%, 10/15/2027 (A)	40,000	37,900
Trident TPI Holdings, Inc.
9.25%, 08/01/2024 (A)	16,000	16,520

		757,043

Diversified Consumer Services - 0.3%
WW International, Inc.
4.50%, 04/15/2029 (A)	68,000	60,350

Diversified Financial Services - 1.5%
Dana Financing SARL
5.75%, 04/15/2025 (A)	140,000	142,800
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 10/01/2025 (A)	40,000	40,200
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (A)	131,000	124,930

		307,930

Diversified Telecommunication Services - 5.7%
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (A)	80,000	79,200
6.00%, 01/15/2030 (A) (D)	47,000	45,364
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	102,000	109,905
Iliad Holding SASU
6.50%, 10/15/2026 (A)	200,000	202,526
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	18,000	16,358
3.75%, 07/15/2029 (A)	66,000	60,225
4.25%, 07/01/2028 (A)	83,000	79,186
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A) (D)	185,000	186,241
5.38%, 06/15/2029 (A)	46,000	43,725
7.50%, 04/01/2024	60,000	64,106
Switch Ltd.
3.75%, 09/15/2028 (A)	75,000	71,541
4.13%, 06/15/2029 (A)	79,000	76,944
Telecom Italia Capital SA
6.00%, 09/30/2034	18,000	17,730
6.38%, 11/15/2033	19,000	19,428
Zayo Group Holdings, Inc.
4.00%, 03/01/2027 (A)	116,000	109,475

		1,181,954

Electric Utilities - 2.1%
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	425,000	427,894

Electrical Equipment - 0.1%
Atkore, Inc.
4.25%, 06/01/2031 (A)	12,000	11,811

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.9%
Sensata Technologies BV
4.88%, 10/15/2023 (A)	$ 95,000	$ 97,375
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	100,000	99,960

		197,335

Energy Equipment & Services - 1.9%
CSI Compressco LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A)	45,000	45,113
Enviva Partners LP / Enviva Partners Finance Corp.
6.50%, 01/15/2026 (A)	62,000	64,054
Sunnova Energy Corp.
5.88%, 09/01/2026 (A)	190,000	181,450
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	100,000	102,633

		393,250

Entertainment - 0.4%
Netflix, Inc.
4.88%, 06/15/2030 (A) (D)	70,000	77,966

Equity Real Estate Investment Trusts - 4.7%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (A)	67,000	64,488
6.00%, 04/15/2025 (A)	215,000	222,613
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	32,000	31,206
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	15,000	14,223
5.25%, 03/15/2028 (A)	215,000	218,130
iStar, Inc.
5.50%, 02/15/2026	37,000	37,648
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	165,000	158,606
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	48,000	48,840
SBA Communications Corp.
3.13%, 02/01/2029 (D)	144,000	134,201
3.88%, 02/15/2027	55,000	55,550

		985,505

Food & Staples Retailing - 1.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
4.63%, 01/15/2027 (A)	150,000	153,525
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.75%, 02/15/2026 (A)	39,000	37,546
Rite Aid Corp.
7.50%, 07/01/2025 (A)	100,000	98,558

		289,629

Food Products - 2.9%
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	205,000	209,100
Kraft Heinz Foods Co.
3.88%, 05/15/2027	90,000	93,442
4.88%, 10/01/2049	90,000	102,599

Transamerica Funds	Page 2

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	$ 27,000	$ 25,684
4.63%, 04/15/2030 (A)	121,000	116,614
5.50%, 12/15/2029 (A)	52,000	53,414

		600,853

Health Care Equipment & Supplies - 0.3%
Mozart Debt Merger Sub, Inc.
3.88%, 04/01/2029 (A)	74,000	71,193

Health Care Providers & Services - 4.0%
AdaptHealth LLC
4.63%, 08/01/2029 (A)	5,000	4,775
5.13%, 03/01/2030 (A)	12,000	11,703
6.13%, 08/01/2028 (A)	115,000	118,957
DaVita, Inc.
3.75%, 02/15/2031 (A)	72,000	66,147
4.63%, 06/01/2030 (A)	75,000	72,971
Encompass Health Corp.
4.63%, 04/01/2031	5,000	4,904
4.75%, 02/01/2030	140,000	138,250
HCA, Inc.
3.50%, 09/01/2030	110,000	110,000
5.88%, 02/15/2026	85,000	92,523
Tenet Healthcare Corp.
4.25%, 06/01/2029 (A)	44,000	42,420
6.13%, 10/01/2028 (A)	180,000	180,270

		842,920

Hotels, Restaurants & Leisure - 7.4%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (A)	32,000	31,350
Boyd Gaming Corp.
4.75%, 12/01/2027	79,000	78,599
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	152,000	152,654
GLP Capital LP / GLP Financing II, Inc.
5.25%, 06/01/2025	110,000	117,988
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	190,000	194,985
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
4.88%, 07/01/2031 (A)	187,000	181,157
5.00%, 06/01/2029 (A)	23,000	22,885
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (A)	68,000	67,583
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029 (A)	73,000	71,616
NCL Corp. Ltd.
3.63%, 12/15/2024 (A)	85,000	78,013
5.88%, 03/15/2026 (A)	13,000	12,383
10.25%, 02/01/2026 (A)	32,000	36,240
12.25%, 05/15/2024 (A)	19,000	22,129
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (A) (D)	14,000	13,062
10.88%, 06/01/2023 (A)	65,000	69,596
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	70,000	67,572
5.65%, 04/01/2024	100,000	105,247
6.60%, 10/01/2025 (D)	75,000	81,750
Viking Cruises Ltd.
6.25%, 05/15/2025 (A)	150,000	147,750

		1,552,559

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables - 3.0%
Beazer Homes USA, Inc.
7.25%, 10/15/2029	$ 70,000	$ 74,725
Century Communities, Inc.
3.88%, 08/15/2029 (A)	185,000	177,138
KB Home
4.80%, 11/15/2029	70,000	72,450
7.63%, 05/15/2023	100,000	103,875
Meritage Homes Corp.
5.13%, 06/06/2027	45,000	48,150
6.00%, 06/01/2025	37,000	39,960
Newell Brands, Inc.
4.88%, 06/01/2025	110,000	115,500

		631,798

Independent Power & Renewable Electricity Producers - 2.4%
Calpine Corp.
4.50%, 02/15/2028 (A)	85,000	82,895
5.00%, 02/01/2031 (A)	90,000	84,825
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	20,000	18,829
4.75%, 03/15/2028 (A)	306,000	314,371

		500,920

Insurance - 0.9%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 2.28% (C), 02/12/2067 (A)	60,000	57,614
Lincoln National Corp.
3-Month LIBOR + 2.36%, 2.52% (C), 05/17/2066	151,000	131,370

		188,984

IT Services - 0.8%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	53,000	52,205
Gartner, Inc.
3.75%, 10/01/2030 (A)	17,000	16,511
4.50%, 07/01/2028 (A)	50,000	50,961
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	53,000	49,451

		169,128

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	29,000	32,480
6.20%, 10/01/2040	7,000	8,621

		41,101

Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	52,000	50,164
4.00%, 03/15/2031 (A)	52,000	50,050

		100,214

Machinery - 3.0%
Madison IAQ LLC
4.13%, 06/30/2028 (A)	116,000	110,490
5.88%, 06/30/2029 (A)	31,000	28,650
Meritor, Inc.
6.25%, 06/01/2025 (A)	190,000	197,383

Transamerica Funds	Page 3

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
SRM Escrow Issuer LLC
6.00%, 11/01/2028 (A)	$ 65,000	$ 66,742
Vertiv Group Corp.
4.13%, 11/15/2028 (A)	88,000	85,757
Wabash National Corp.
4.50%, 10/15/2028 (A)	142,000	137,638

		626,660

Media - 13.0%
Arches Buyer, Inc.
4.25%, 06/01/2028 (A)	32,000	30,105
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (A)	99,000	93,902
4.50%, 06/01/2033 (A)	40,000	37,990
4.75%, 02/01/2032 (A)	64,000	62,900
5.00%, 02/01/2028 (A)	75,000	75,750
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A)	45,000	46,631
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (A)	65,000	65,000
CSC Holdings LLC
4.50%, 11/15/2031 (A)	200,000	186,348
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	60,000	27,600
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027 (A)	65,000	65,240
DISH DBS Corp.
5.25%, 12/01/2026 (A)	38,000	36,860
5.75%, 12/01/2028 (A)	39,000	37,499
5.88%, 07/15/2022	33,000	33,416
7.75%, 07/01/2026	70,000	72,100
Gray Escrow II, Inc.
5.38%, 11/15/2031 (A)	48,000	47,297
Gray Television, Inc.
4.75%, 10/15/2030 (A)	205,000	196,333
7.00%, 05/15/2027 (A)	94,000	99,023
iHeartCommunications, Inc.
6.38%, 05/01/2026	100,000	103,601
8.38%, 05/01/2027	68,000	71,009
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	180,000	187,051
Nexstar Media, Inc.
4.75%, 11/01/2028 (A)	23,000	22,725
5.63%, 07/15/2027 (A)	81,000	83,025
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (A)	6,000	5,700
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (A)	60,000	55,503
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (A)	37,000	35,476
4.13%, 07/01/2030 (A)	130,000	123,855
Summer BC Bidco B LLC
5.50%, 10/31/2026 (A)	200,000	195,800
TEGNA, Inc.
4.63%, 03/15/2028	120,000	117,694
4.75%, 03/15/2026 (A)	34,000	34,552
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	70,000	73,480
UPC Broadband Finco BV
4.88%, 07/15/2031 (A)	200,000	197,752
VZ Secured Financing BV
5.00%, 01/15/2032	200,000	192,816

		2,714,033

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 2.1%
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (A)	$ 91,000	$ 96,005
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	45,000	48,153
New Gold, Inc.
7.50%, 07/15/2027 (A)	187,000	196,350
Novelis Corp.
3.25%, 11/15/2026 (A)	42,000	40,685
3.88%, 08/15/2031 (A)	12,000	11,280
4.75%, 01/30/2030 (A)	45,000	44,888

		437,361

Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy Partners LP
4.00%, 03/01/2031	100,000	99,494
DCP Midstream LP
Fixed until 12/15/2022 (B), 7.38% (C)	27,000	25,867
DCP Midstream Operating LP
5.38%, 07/15/2025	38,000	40,005
Hess Midstream Operations LP
5.13%, 06/15/2028 (A)	115,000	117,184
NuStar Logistics LP
5.63%, 04/28/2027	50,000	51,187
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	85,000	89,994

		423,731

Paper & Forest Products - 0.4%
Glatfelter Corp.
4.75%, 11/15/2029 (A)	77,000	77,745

Personal Products - 0.4%
Coty, Inc.
5.00%, 04/15/2026 (A)	46,000	46,183
6.50%, 04/15/2026 (A)	33,000	33,418

		79,601

Pharmaceuticals - 0.9%
Bausch Health Cos., Inc.
5.00%, 02/15/2029 (A)	10,000	8,070
5.25%, 01/30/2030 - 02/15/2031 (A)	43,000	34,833
6.13%, 04/15/2025 (A)	118,000	120,272
9.00%, 12/15/2025 (A)	28,000	29,121

		192,296

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	45,000	47,517

Road & Rail - 1.1%
Hertz Corp.
4.63%, 12/01/2026 (A)	6,000	5,821
5.00%, 12/01/2029 (A)	12,000	11,574
Uber Technologies, Inc.
4.50%, 08/15/2029 (A)	71,000	68,870
6.25%, 01/15/2028 (A)	5,000	5,188
8.00%, 11/01/2026 (A)	128,000	135,732

		227,185

Software - 0.8%
NCR Corp.
5.00%, 10/01/2028 (A)	15,000	14,903
5.13%, 04/15/2029 (A)	40,000	39,936

Transamerica Funds	Page 4

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
NCR Corp. (continued)
5.25%, 10/01/2030 (A)	$ 9,000	$ 8,849
6.13%, 09/01/2029 (A)	90,000	94,595

		158,283

Specialty Retail - 0.1%
Gap, Inc.
3.63%, 10/01/2029 (A)	10,000	9,302
3.88%, 10/01/2031 (A)	10,000	9,268

		18,570

Technology Hardware, Storage & Peripherals - 0.7%
Western Digital Corp.
4.75%, 02/15/2026	144,000	151,416

Trading Companies & Distributors - 2.8%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	240,000	249,600
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	75,000	77,173
United Rentals North America, Inc.
3.75%, 01/15/2032	80,000	76,600
4.00%, 07/15/2030	191,000	188,085

		591,458

Wireless Telecommunication Services - 2.7%
Sprint Corp.
7.88%, 09/15/2023	250,000	270,000
T-Mobile USA, Inc.
3.38%, 04/15/2029 (A)	31,000	30,359
Vmed O2 Financing I PLC
4.75%, 07/15/2031 (A)	280,000	267,590

		567,949

Total Corporate Debt Securities (Cost $20,803,176)		20,421,040

	Shares	Value
OTHER INVESTMENT COMPANY - 2.9%
Securities Lending Collateral - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (F)	615,795	615,795

Total Other Investment Company (Cost $615,795)		615,795

Total Investments (Cost $21,418,971)		21,036,835
Net Other Assets (Liabilities) - (0.7)%		(139,745)

Net Assets - 100.0%		$ 20,897,090

Transamerica Funds	Page 5

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$20,421,040	$—	$20,421,040
Other Investment Company	615,795	—	—	615,795

Total Investments	$615,795	$20,421,040	$—	$21,036,835

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the total value of 144A securities is $15,244,796, representing 73.0% of the Fund’s net assets.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $818,810, collateralized by cash collateral of $615,795 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $220,190. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2022. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Rate disclosed reflects the yield at January 31, 2022.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 6

Transamerica High Yield ESG

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield ESG (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 7